15. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [abstract]
Crude oil	$ 2,242	$ 3,905
Oil products	1,925	2,274
Intermediate products	396	586
Natural gas and LNG(Liquid Natural GAS)	122	173
Biofuels	30	28
Fertilizers	8	28
Total products	4,723	6,994
Materials, supplies and others	954	1,195
Total	$ 5,677	$ 8,189